SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
SHARE BASED COMPENSATION
SHARE-BASED COMPENSATION

Certain employees of AXA Equitable who perform services for MLOA participate in various share-based payment arrangements sponsored by AXA Financial or AXA. MLOA was allocated $3 million, $2 million and $3 million of compensation costs, included in Compensation and benefits in the statement of Earnings (Loss), for share-based payment arrangements during 2015, 2014 and 2013, respectively.